Label	Element	Value
Ultra Short Tax-Free Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ULTRA SHORT TAX-FREE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To generate current income exempt from federal income taxes consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Ultra Short Tax-Free Income Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section "Initial Sales Charge (Bond and Equity Funds, A Shares Only)" and "Contingent Deferred Sales Charge (CDSC-Class A and C Only)" on page 54 in the prospectus and in the section "Additional Purchase and Redemption Information" on page 37 of the statement of additional information. An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis. Such commissions are not reflected in the tables or the example below. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Ultra Short Tax-Free Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 200,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	An investor transacting in Institutional Shares, which do not have any front-end sales charge, contingent deferred sales charge, or other asset based fee for sales or distribution, may be required to pay a commission to a broker or other financial intermediary for effecting such transactions on an agency basis.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests in a diversified portfolio of municipal bonds and debentures. Such debt obligations are "investment grade" or better, rated within the four highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical ratings organization ("NRSRO"), with at least 65% of the Fund's net assets invested in securities that are rated within the three highest long-term or highest short-term rating categories or, if not rated, found by the Adviser under guidelines approved by the Trust's Board of Trustees to be of comparable quality.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security. In making that determination, the factors considered at the time of purchase are reviewed. The Fund does not apply an automatic sale trigger.

As a matter of fundamental policy, the Fund invests, under normal circumstances, at least 80% of its net assets in municipal securities, the income from which is both exempt from federal income tax and not subject to federal alternative minimum tax for individuals.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund may also utilize credit enhancers, such as insurance. The Fund may invest in money market instruments such as short term tax-exempt notes, commercial paper, variable-rate demand notes, and money market funds.

Purchase and sale decisions are based on the Adviser's judgment about issuers, risk, prices of securities, market conditions, potential returns, and other economic factors.

The Fund, under normal circumstances, invests at least 80% of its net assets in tax-free bonds and maintains a dollar-weighted average maturity between 1 day to 1 year. These policies will not be changed without at least 60 days' prior notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of its net assets in municipal securities, the income from which is both exempt from federal income tax and not subject to federal alternative minimum tax for individuals.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund's net asset value, yield or total return are:

●	Interest Rate Risk — The value of the Fund's interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security's maturity, the greater the interest rate risk. For a portfolio with a duration of 3 years, each 1% rise in interest rates would reduce the value of the portfolio by an estimated 3%. The Fund's yield may decrease due to a decline in interest rates. Very low or negative interest rates may magnify interest rate risk. Recent and any future declines in interest rate levels could cause the Fund's earnings to fall below the Portfolio's expense ratio, resulting in a negative yield and a decline in the Fund's share price. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument or a counterparty to an agreement fails to fulfill its obligations, reducing the Fund's return. This includes failure by a bond issuer to repay interest and principal.

•	Credit Enhancement Risk — A "credit enhancer," such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund's investments.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The portfolio manager may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. If a Fund is required to sell securities quickly or at a particular time (including sales to meet redemption requests) the Fund could realize a loss.

●	Tax Risk — To qualify to pay exempt-interest dividends, which are treated as items of interest excludable from gross income for federal income tax purposes, at least 50% of the value of the total assets of the Fund must consist of obligations exempt from regular income tax as of the close of each quarter of the Fund's taxable year. If the proportion of taxable investments held by the Fund exceeded 50% of the Fund's total assets as of the close of any quarter of the Fund's taxable year, the Fund would not, for that taxable year, satisfy the general eligibility test that would otherwise permit it to pay exempt-interest dividends for that taxable year. The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"), which could cause adverse tax consequences. The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes, and the Adviser will not independently verify that opinion. Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Distributions of ordinary taxable income (including any net short-term capital gain) will be taxable to shareholders as ordinary income (and not eligible for favorable taxation as "qualified dividend income"), and capital gain dividends will be taxable as long-term capital gains. The value of the Fund's investments and its NAV may be adversely affected by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect the Fund's NAV and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Prepayment/Call Risk — There is a chance that the repayment of an asset-backed or mortgage-backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will "call"— or repay — its bond before the bond's maturity date.

●	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer's goods or services.

●	Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor's tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund's performance.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund's portfolio managers will produce the desired results.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled "Investment Practices and Risks" in the Fund's prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund's website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund's performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each Class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
4Q 2018	1Q 2018
0.35%	-0.08%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/19)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns for periods ended December 31, 2019 to those of the Bloomberg Barclays 1-Year Municipal Bond Index. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. After-tax returns are shown only for the Investor Class Shares and after-tax returns for other shares will vary.

Ultra Short Tax-Free Income Fund | Bloomberg Barclays 1-Year Municipal Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for expenses, fees or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays 1-Year Municipal Bond Index (reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017
Ultra Short Tax-Free Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for expenses, fees or taxes
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.72%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017	[1]
Ultra Short Tax-Free Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 161
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	$ 1,319
Label	rr_AverageAnnualReturnLabel	Return Before Taxes (With Load)
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017
Ultra Short Tax-Free Income Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	$ 1,359
Annual Return 2018	rr_AnnualReturn2018	0.57%	[4]
Annual Return 2019	rr_AnnualReturn2019	1.22%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.08%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017
Ultra Short Tax-Free Income Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017
Ultra Short Tax-Free Income Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017
Ultra Short Tax-Free Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	236
5 Years	rr_ExpenseExampleYear05	453
10 Years	rr_ExpenseExampleYear10	$ 1,079
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2017

[1]	The prior presentation identified the Bloomberg Barclays U.S. Aggregate Bond Index in error. The Bloomberg Barclays 1-Year Municipal Bond Index is the appropriate comparative index for the fund.
[2]	A Shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any A Shares upon which a dealer concession was paid that are sold within one year of purchase.
[3]	The Adviser has contractually agreed to waive fees payable to it or reimburse certain expenses so that expenses (other than extraordinary expenses and any Acquired Fund Fees and Expenses) for each Class do not exceed 0.35%, plus class-specific fees, until December 31, 2021. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2021 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[4]	The performance information shown above is based on a calendar year. The Fund's total return from 1/1/20 to 9/30/20 was 0.35%.